Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Estimates and Assumptions
ESTIMATES AND ASSUMPTIONS.
The preparation of the combined financial statements in conformity with U.S. GAAP requires management to make estimates based on assumptions about current, and for some estimates, future, economic and market conditions, which affect the reported amounts and related disclosures in the combined financial statements. We base our estimates and judgments on historical experience and on various other assumptions and information that we believe to be reasonable under the circumstances. Although our estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, financial position, and cash flows.
Estimates are used for, but are not limited to, determining the following: revenue from contracts with customers, recoverability of long-lived assets and inventory, valuation of goodwill and intangible assets, useful lives used in depreciation and amortization, asset retirement obligations, income taxes and related valuation allowances, accruals for contingencies including legal and product warranties, actuarial assumptions used to determine costs of pension and other postretirement benefits, valuation and recoverability of receivables, valuation of derivatives, and valuation of assets acquired, liabilities assumed, and contingent consideration as a result of acquisitions.
While there has not been a material impact to our accounting estimates as of December 31, 2022 and December 31, 2021 and the results for the years ended December 31, 2022, 2021, and 2020, a number of estimates could be affected by the ongoing Coronavirus Disease 2019
(“COVID-19”)
pandemic. The severity, magnitude, and duration, as well as the economic consequences of the
COVID-19
pandemic, are uncertain and difficult to predict. As a result, our accounting estimates and assumptions may change over time in response to
COVID-19.
Such changes could result in future impairments of goodwill, intangible assets, long-lived assets, and investment securities, incremental credit losses on receivables, a decrease in the realizability of our tax assets, or an increase in our related obligations as of the time of a relevant measurement event.

Revenue Recognition
REVENUE RECOGNITION.
Our revenues primarily consist of sales of products and services to customers. Products include equipment, imaging agents, software-related offerings, and upgrades. Services include contractual and stand-by
preventative maintenance and corrective services, as well as related parts and labor, extended warranties, training, and other service-type offerings. The Company recognizes revenue from contracts with customers when the customer obtains control of the underlying products or services.
The Company recognizes a contract with a customer when there is a legally enforceable agreement between the Company and its customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. The Company’s revenues are measured based on the consideration specified in the contract with each customer net of any sales incentives, discounts, returns, chargebacks, group purchasing organization fees, rebates, or credits, as well as taxes collected from customers that are remitted to government authorities. Our estimates for these deductions, which are accounted for as variable consideration, are based on historical experience and consider current and forecasted market trends. We record these estimated amounts as a reduction to revenue when we recognize the related product or service sales. Payment terms are generally within 12 months. Payment terms within 12 months are not treated as significant financing components.
Contracts for the sale of products and services often include multiple distinct performance obligations, usually involving an upfront deliverable of equipment and future performance obligations such as installation, training, or the future delivery of products or services. If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative stand-alone selling price. Stand-alone selling price is obtained from sources such as the separate selling price for that or a similar item if reasonably available. If such evidence is not reasonably available, we use our best estimate of selling price, which is established consistent with the pricing strategy of the Company and considers product configuration, geography, customer type, and other market-specific factors.
Revenue is recognized in the period in which the customer obtains control of the underlying products or services, allowing them the ability to direct the use of, and obtain substantially all of, the remaining benefits of such product or service. This may occur at a point in time or over time. Shipping and handling costs to deliver products to customers are expensed as incurred and recognized within Cost of products or Cost of services in our Combined Statements of Income.
For standard, assurance-type warranties that are provided with products, we estimate the cost that may be incurred during the warranty period and record a liability at the time the revenue is recognized. The provision recorded reflects the estimated costs of replacement and free-of-charge
services that will be incurred related to the products sold. Service-type warranties or extended warranties sold with products are considered separate performance obligations. As such, a portion of the overall transaction price is allocated to these performance obligations and recognized in revenue over time, as the performance obligations are satisfied.
The Company capitalizes certain direct incremental costs incurred to obtain a contract, primarily commissions. Costs to obtain a contract are classified as current or non-current
assets in the Combined Statements of Financial Position and are recognized based on the timing of when the Company expects to earn related revenues. Management assesses these costs for impairment based on periodic assessments of recoverability.
Performance Obligations Satisfied at a Point in Time
We primarily recognize revenue from sales of products at the point in time that the customer obtains control, which is generally no earlier than when the customer has physical possession. Where arrangements include customer acceptance provisions based on seller- or customer-specified criteria, we recognize revenue when we have concluded that the customer has control of the products, which is typically at the point of acceptance. Our billing terms for these
point-in-time
product contracts generally coincide with delivery to the customer and customer acceptance; however, periodically, we receive customer advances and deposits from customers. These are recognized as contract liabilities in the Combined Statements of Financial Position. Any differences between the timing of our revenue recognition and customer billings (based on contractual terms) result in changes to our contract asset or contract liability positions.
Performance Obligations Satisfied Over Time
We recognize revenue from the sale of certain service contracts, including preventative maintenance, corrective services, and extended warranties over time on a ratable basis consistent with the nature, timing, and extent of our services, which primarily relate to routine maintenance and as-needed
product repairs. Our billing terms for these contracts vary and can occur in advance of or following the period of service; however, we generally invoice periodically as services are provided. The differences between the timing of our revenue recognized and customer billings (based on contractual terms) result in changes to our contract asset or contract liability positions.
See Note 3, “Revenue Recognition” for further information.

Cash, Cash Equivalents, and Restricted Cash
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH.
The cash presented in the Combined Statements of Financial Position represents cash not subject to the GE centralized cash management process. Cash held in commingled accounts with GE, or its affiliates, is presented within Net parent investment in the Combined Statements of Financial Position. Cash deposits, short-term investments, and high-liquidity mutual funds with original maturities of three months or less are included in Cash, cash equivalents, and restricted cash. Restricted cash primarily relates to funds restricted in connection with escrow accounts and other contractual and legal restrictions.
The following table provides a reconciliation of Cash, cash equivalents, and restricted cash reported within the Combined Statements of Financial Position to the amounts shown in the Combined Statements of Cash Flows.
Cash, Cash Equivalents, and Restricted Cash

	As of
	December 31, 2022	December 31, 2021
Cash and cash equivalents	$1,440	$554
Short-term restricted cash	5	2

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Financial Position	1,445	556

Long-term restricted cash (a)	6	5

Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Cash Flows	$1,451	$561

(a)	Long-term restricted cash is recognized within All other assets in the Combined Statements of Financial Position.

Investment Securities
INVESTMENT SECURITIES.
Publicly traded equity securities for which we do not have the ability to exercise significant influence are recorded at fair value with changes in fair value recognized in Other (income) expense – net in the Combined Statements of Income. Privately held equity securities for which we do not have the ability to exercise significant influence are accounted for using the measurement alternative approach and are recorded at cost less impairment, if any, adjusted to fair value for any observable price changes in orderly transactions for the identical or a similar investment of the same issuer, with changes in the measurement recognized through Other (income) expense – net in the Combined Statements of Income.

Equity Method Investments
EQUITY METHOD INVESTMENTS.
Equity method investments are investments in entities in which we do not have a controlling financial interest, but over which we have significant influence. Equity method investments are assessed for other-than-temporary impairment when events occur or circumstances change that indicate it is more likely than not the fair value of the asset is below its carrying value. Equity method investments are recognized within All other assets in the Combined Statements of Financial Position. Our share of the results of equity method investments is recognized within Other (income) expense – net in the Combined Statements of Income.
See Note 16, “Supplemental Financial Information” for further information.

Receivables
RECEIVABLES.
Amounts due from customers arising from the sales of products and services are recorded at the outstanding amount, less allowances for credit losses, chargebacks, and other credits. We regularly monitor the recoverability of our receivables. See Note 5, “Receivables” for further information.

Financing Receivables
FINANCING RECEIVABLES.
Our financing receivables portfolio consists of a variety of loans and leases, including both larger-balance, non-homogeneous
loans and leases, and smaller-balance homogeneous loans and leases.
Loans
Loans represent term loans that are collateralized by equipment and other assets. Loans are classified as either held for sale or held for investment (“HFI”) based on management’s intent and ability to hold the loans for the foreseeable future. Loans which the Company does not have the ability and intent to hold for investment purposes and those which the Company intends to hold for sale in the foreseeable future are accounted for as loans held for sale. Loans held for sale are recorded at the lower of historical cost or current fair value with any fair value write-down (or change to the write-down) recorded as a valuation allowance through current period earnings in the period in which the change occurs. Loans classified as HFI are recorded at amortized cost.
Investment in Finance Leases
Finance leases include mostly sales-type leases of equipment and represent net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related deferred income and less the allowance for credit losses. See Note 7, “Leases” for further information.
See “Allowance for credit losses” below for the Company’s policy regarding allowances on financing receivables.

Credit Quality Indicators
We manage our financing receivables portfolio using delinquency and nonaccrual data as key performance indicators. We assess the overall quality of the portfolio based on a potential risk of loss measure. The metric incorporates both the borrower’s credit quality along with any related collateral protection. Financing receivables are considered past due if default on a contractual principal or interest payment exists for a period of 30 days or more. We stop accruing interest on financing receivables at the earlier of when collection of an account becomes doubtful or the account becomes 90 days past due. Although we stop accruing interest in advance of payments, we recognize income within Other (income) expense – net in the Combined Statements of Income when we determine that the account is returned to accrual status, provided that the amount does not exceed that which would have been earned at the historical effective interest rate.
See Note 6, “Financing Receivables” for further information.

Allowance for Credit Losses
ALLOWANCE FOR CREDIT LOSSES.
When we record customer receivables, contract assets, and financing receivables, we maintain an allowance for credit losses for the current expected credit losses. Each period, the allowance for credit losses is adjusted through earnings to reflect expected credit losses over the remaining lives of the assets. The credit losses are recognized within Selling, general, and administrative in the Combined Statements of Income. For financing receivables, expected credit losses are calculated based on the gross carrying amount of the financial asset, multiplied by a factor reflecting the probability of default and the loss in the event of default. We routinely evaluate our entire portfolio for potential specific credit or collection issues that might indicate an impairment.
We estimate expected credit losses based on relevant information from past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. When measuring expected credit losses, we pool assets with similar credit risk characteristics. Changes in the relevant information may significantly affect the estimates of expected credit losses.

Inventories
INVENTORIES.
All inventories are stated at lower of cost or net realizable values. Cost of inventories is determined on a first-in,
first-out
(“FIFO”) basis.
Consumables and
single-use
service spare parts are used within our service business during a service call and are generally classified in current inventory as our stock of this inventory turns relatively quickly. However, if the on-hand
inventory quantity exceeds annual historical and expected future consumption for a consumable service spare part and the part is still necessary to support systems under service contracts, the part is considered to be non-current
and is recognized within All other assets in the Combined Statements of Financial Position.
We also maintain a supply of new and used spare parts for use in future customer field service of the installed base. The portion of this inventory that is not anticipated to be used in the next 12 months has been classified as non-current
within All other assets, given these parts can be used in the service business over many years. As these service parts age, they are subject to a tiered obsolescence framework, which takes into consideration part age, consumption and on-hand
material levels, and postproduction equipment life cycle stage.
As necessary, we record provisions and write-downs for excess, slow moving, and obsolete inventory. To determine these amounts, we regularly review inventory quantities on hand and compare them to historical utilization and estimates of future product demand, market conditions, and technological developments.
See Note 16, “Supplemental Financial Information” for further information.

Property, Plant, and Equipment
PROPERTY, PLANT, AND EQUIPMENT.
The cost of property, plant, and equipment is depreciated on a straight-line basis over its estimated useful life. Equipment leased to others under operating leases is depreciated on a straight-line basis over the term of the lease. Repair and maintenance costs are expensed as incurred.
See Note 16, “Supplemental Financial Information” for further information.

Lease Accounting
LEASE ACCOUNTING.
Lessee Arrangements
At lease commencement, we record a lease liability and corresponding right-of-use
(“ROU”) asset. ROU assets are recognized within Property, plant, and equipment – net and lease liabilities are recognized within All other current liabilities and All other liabilities in the Combined Statements of Financial Position. Options to extend a lease are included as part of the ROU lease asset and liability at commencement when it is reasonably certain the Company will exercise the option. We have elected to combine lease and non-lease
components in determining our lease liability for all leased assets except our vehicle leases.
Non-lease
components are generally related to services that the lessor performs for the Company associated with the leased asset. As the Company’s leases typically do not provide an implicit rate, the present value of our lease liability is determined using GE’s incremental collateralized borrowing rate at lease commencement. For leases with an initial term of 12 months or less, an ROU asset and lease liability are not recognized, and lease expense is recognized on a straight-line basis over the lease term. Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations, and usage-based amounts. The Company recognizes variable lease payments not included in its lease liabilities in the period in which the obligation for those payments is incurred. We review ROU assets for impairment annually or when events occur or circumstances change that indicate that the asset may be impaired.
Lessor Arrangements
Equipment leased to others under operating leases is recognized within Property, plant, and equipment – net in the Combined Statements of Financial Position. Leases classified as sales-type leases or direct financing leases are recognized within All other current assets and All other assets, respectively, in the Combined Statements of Financial Position. The terms of the related contracts, including the proportion of fixed versus variable payments and any options to shorten or extend the lease term or purchase the underlying asset, vary by customer. Finance lease receivables are tested for impairment as described in the “Financing Receivables” section above.
See Note 6, “Financing Receivables” and Note 7, “Leases” for further information.

Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS.
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination. In accordance with U.S. GAAP, goodwill is not amortized. We test goodwill for impairment at the reporting unit level annually in the fourth quarter of each year using October 1 st
as the measurement date.
The Company also tests goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company uses quantitative assessments and qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company chooses to perform a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a further quantitative fair value test is performed. We recognize an impairment charge if the carrying amount of a reporting unit exceeds its fair value. The market approach is used for estimating the fair values for our reporting units. Under the market approach, we estimate the fair value based on market multiples of earnings derived from comparable publicly traded companies with operating and investment characteristics similar to the reporting unit. It is reasonably possible that the judgments and estimates used could change in future periods.
In-process
research and development (“IPR&D”) acquired as part of a business acquisition is capitalized at fair value when acquired and is considered an indefinite-lived intangible asset. We test indefinite-lived intangible assets for impairment annually in the third quarter of each year or when events occur or circumstances change that indicate it is more likely than not the fair value of the asset is below its carrying value. When the IPR&D project is complete, the asset is considered a finite-lived intangible asset and would be subject to an impairment test at that date. Thereafter, the IPR&D asset is amortized over its estimated useful life and is subject to impairment assessment in the same manner as all amortizing intangible assets.
For other intangible assets that are not deemed indefinite-lived, the cost of the intangible asset is amortized on a straight-line basis over the asset’s estimated useful life. Amortizable intangible assets are reviewed for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. In such circumstances, they are tested for impairment based on undiscounted cash flows and, if impaired, written down to estimated fair value based on either discounted cash flows or appraised values.
Internal-Use
Software
Internal-use
software is software that is developed, purchased, or modified to meet internal needs and for which no substantive plan exists to sell, lease, or otherwise market the software externally. All costs associated with project tasks classified in the preliminary project development or post-implementation/operation stage are expensed as incurred. Capitalization of application development stage costs begin after both of the following occur: (a) the preliminary project development stage is completed and (b) management authorizes and commits to funding the software project and it is probable that the project will be completed and the software will be used for the purpose for which it was intended. Capitalization ceases when the project is substantially complete. Capitalized amounts are recognized within Other intangible assets – net in the Combined Statements of Financial Position and are amortized on a straight-line basis over the asset’s estimated useful life.
External Use Software
External use software relates to software that is (a) intended to be sold, licensed, or marketed to our customers or is (b) embedded and integral to our tangible products for which research and development (“R&D”) has been completed. Costs that are related to the conceptual formulation and design of software are expensed as incurred. Costs that are incurred after technological feasibility has been established until general release of the product are capitalized as an intangible asset and recognized within Other intangible assets – net in the Combined Statements of Financial Position. Capitalized costs for software to be sold, leased, or otherwise marketed are amortized on an individual product basis using straight-line amortization over the estimated useful life of the product. The Company performs regular reviews to assess whether unamortized capitalized external use software program costs remain recoverable through future revenue.
See Note 8, “Acquisitions, Goodwill, and Other Intangible Assets” for further information.

Derivatives and Hedging
DERIVATIVES AND HEDGING.
We use derivatives to reduce the earnings, equity, and cash flow volatility associated with risks related to foreign currency and commodity prices. Our policies are to use derivatives solely for managing risks and not for speculative purposes.
We employ the following hedge types: (i) cash flow hedges of foreign currency risk associated with third-party and/or intercompany foreign-denominated revenues and expenses, (ii) net investment hedges of foreign currency risk associated with investments in
non-U.S
dollar (“USD”) functional subsidiaries, and (iii) economic hedges, that are not designated as qualifying hedging relationships, of foreign currency and commodity price risk associated with monetary assets and liabilities, including intercompany balances.
In order for a hedging relationship to qualify for hedge accounting treatment, U.S. GAAP requires that, at inception and at each reporting period thereafter, the hedging relationship meets U.S. GAAP hedge accounting requirements. U.S. GAAP mandates, among other requirements, that each hedging relationship is documented appropriately at hedge inception and that hedge effectiveness is assessed at hedge inception and as of each reporting period thereafter. For certain cash flow hedges of foreign currency risk, hedge effectiveness is assessed quantitatively, as of hedge inception and on an ongoing basis thereafter, using regression analysis. For other hedges of foreign currency risk, hedge effectiveness is assessed qualitatively, as of hedge inception and on an ongoing basis thereafter. For quantitative assessments of effectiveness, fair values of both the derivative instrument and the hedged item are calculated using valuation models incorporating market-based assumptions.
See Note 13, “Financial Instruments and Fair Value Measurements” for further information.

Income Taxes
INCOME TAXES.
The Company’s income tax provision was prepared using the separate return method. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. As a result, actual transactions included in the consolidated financial statements of GE may not be included in these combined financial statements. Similarly, the tax treatment of certain items reflected in the combined financial statements may not be reflected in the consolidated financial statements and tax returns of GE. Therefore, items such as net operating losses, credit carryforwards, and valuation allowances may exist in the stand-alone combined financial statements that may or may not exist in GE’s consolidated financial statements. Beginning in 2023, as a stand-alone entity, GE HealthCare will file tax returns on its own behalf and its deferred taxes and actual income tax rate may differ from those in the historical periods.
All income taxes due to or due from GE that have not been settled or recovered by the end of the period are recognized within Net parent investment in the Combined Statements of Financial Position. Any differences between actual amounts paid or received by the Company and taxes accrued under the separate return method are deemed to be settled and are recognized within Net parent investment in the Combined Statements of Financial Position.
Current obligations for tax in jurisdictions where the Company does not file a consolidated tax return with GE, including certain foreign and certain U.S. state tax jurisdictions, are recorded as accrued liabilities and recognized within All other liabilities in the Combined Statements of Financial Position. The effects of tax adjustments and settlements with taxing authorities are presented in the combined financial statements in the period to which they relate.
Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of tax benefit to recognize in the combined financial statements. An uncertain tax position is measured at the largest amount of benefit that the Company believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting the measurement or realization criteria represent unrecognized tax benefits. The Company recognizes interest related to income tax matters in Interest and other financial charges – net in the Combined Statements of Income. Penalties related to income tax matters are recognized within Benefit (provision) for income taxes in the Combined Statements of Income. Our policy is to adjust these reserves when facts and circumstances change, such as the actual settlement or effective settlement of positions with the relevant taxing authorities.
Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, as well as from net operating loss and tax credit carryforwards. The deferred income tax balances are stated at enacted tax rates expected to be in effect when those taxes are paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. We evaluate the recoverability of these future tax deductions and credits by evaluating all available positive and negative evidence, specifically assessing the adequacy of future expected taxable income from all sources, including reversal of existing taxable temporary differences, forecasted operating earnings, and available tax planning strategies. To the extent we consider it more likely than not that a deferred tax asset will not be recovered, a valuation allowance is established. Deferred taxes are provided for our investment in affiliates and associated companies based upon our evaluation of the undistributed earnings of such entities.
See Note 11, “Income Taxes” for further information.

Postretirement Benefit Plans
POSTRETIREMENT BENEFIT PLANS.
Certain employees, former employees, and retirees of the Company participate in postretirement benefit plans sponsored by either the Company or GE.
Pension Benefits (Sponsored by the Company)
Management accounts for pension plans sponsored by the Company as defined benefit plans and categorizes plan assets for disclosure purposes in accordance with the fair value hierarchy
.
Pension benefits are calculated using significant inputs to the actuarial models that measure pension benefit obligations and related effects on operations. Two assumptions, discount rate and expected return on assets, are important elements of plan expense and related asset and liability measurement. The Company evaluates these critical assumptions at least annually on a plan and country-specific basis. The Company periodically evaluates other assumptions involving demographic factors such as retirement age, mortality, and turnover, and updates them to reflect our experience and expectations for the future. Actual results in any given year often will differ from actuarial assumptions because of economic and other factors.
Projected benefit obligations are measured as the present value of expected payments. We discount those cash payments using the weighted average of market-observed yields for high-quality fixed-income securities with maturities that correspond to the expected timing of benefit payment. Generally, lower discount rates increase present values and increase subsequent-year pension expense; higher discount rates decrease present values and decrease subsequent-year pension expense. The components of net periodic benefit costs, other than the service cost component, are recognized within
Non-operating
benefit costs in the Combined Statements of Income for plans sponsored by the Company.
We amortize gains and losses, as well as the effects of changes in actuarial assumptions and plan provisions, that exceed 10% of the greater of plan assets or benefit obligations. The period over which gains and losses are amortized is generally over the average remaining service of employees.
Pension and Other Postretirement Benefit Plans (Sponsored by GE)
Pension and other postretirement benefit plans sponsored by GE are accounted for as multiemployer plans. Therefore, the related assets and liabilities are not reflected in the Combined Statements of Financial Position. The Combined Statements of Income reflect a proportionate allocation of net periodic benefit costs for the multiemployer plans associated with the Company.
See Note 10, “Postretirement Benefit Plans” for further information.

Loss Contingencies
LOSS CONTINGENCIES.
Loss contingencies are uncertain and unresolved matters that arise in the ordinary course of business and result from events that have the potential to result in a future loss. Such contingencies include, but are not limited to, product warranties, claims, litigation, environmental obligations, regulatory investigations and proceedings, product quality, and losses resulting from other events and developments. When a loss is considered probable and reasonably estimable, we record a liability in the amount of our best estimate for the loss. When there appears to be a range of possible losses with equal likelihood, liabilities are based on the low end of such range. Disclosure is provided for material loss contingencies when a loss is probable but a reasonable estimate cannot be made and when it is reasonably possible that a loss will be incurred or the amount of a loss will exceed the recorded provision. We regularly review contingencies to determine whether the likelihood of loss has changed and to assess whether a reasonable estimate of the loss or range of loss can be made. Legal costs incurred in connection with loss contingencies are expensed as incurred.
See Note 14, “Commitments, Guarantees, Product Warranties, and Other Loss Contingencies” for further information.

Supply Chain Finance Programs
SUPPLY CHAIN FINANCE PROGRAMS.
The Company participates in voluntary supply chain finance programs with third parties, which provide participating suppliers the opportunity to sell their GE HealthCare receivables to third parties at the sole discretion of both the suppliers and the third parties. We evaluate supply chain finance programs to ensure the use of a third-party intermediary to settle our trade payables does not change the nature, existence, amount, or timing of our trade payables and does not provide the Company with any direct economic benefit. If any characteristics of the trade payables change or we receive a direct economic benefit, we reclassify the trade payables as borrowings.

Trade Payables Accelerated Payment Program
TRADE PAYABLES ACCELERATED PAYMENT PROGRAM.
The Company’s U.S. and Canada operations, and certain of its suppliers, participated in the Trade Payables Services (“TPS”) accounts payable programs with GE’s financial services operations (“GE Capital”) through its termination on September 30, 2020. The Company settled its obligations by reimbursing TPS on the invoice’s contractual due date. As the payables in the TPS program relate to operating activities incurred in the ordinary course of business and retain the principal characteristics of a trade payable, the results of this program are included in Cash from operating activities in our Combined Statements of Cash Flows.

Fair Value Measurements
FAIR VALUE MEASUREMENTS.
The following sections describe the valuation methodologies we use to measure financial and non-financial
instruments accounted for at fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. These inputs establish a fair value hierarchy:

•	Level 1 — Quoted prices for identical instruments in active markets.

•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.
See Note 13, “Financial Instruments and Fair Value Measurements” for further information.

Recurring Fair Value Measurements
RECURRING FAIR VALUE MEASUREMENTS.
For financial assets and liabilities measured at fair value on a recurring basis, primarily investment securities, derivatives, and contingent consideration, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Investment Securities
Publicly traded equity securities are valued using Level 1 quoted price inputs.
Derivatives
The majority of our derivatives are valued using internal models. The models maximize observable inputs including interest rates and both forward and spot prices for currencies and commodities. As of December 31, 2022 and 2021, foreign currency contracts, commodity exchange contracts, and embedded derivatives were valued using Level 2 inputs.
Contingent Consideration
When an acquisition involves a contingent consideration arrangement, we record on the date of acquisition a liability equal to the fair value of the estimated additional consideration we may be obligated to pay in the future. The fair value is based upon estimates of future financial projections under various potential scenarios using a probability-weighted expected payment model discounted to present value. The estimates used to determine the fair value are subject to significant judgement and as such are considered Level 3 inputs. We subsequently remeasure this liability each reporting period and record changes in the fair value within Selling, general, and administrative in the Combined Statements of Income.
There were no transfers between Levels 1, 2, and 3 during the years ended December 31, 2022 and 2021. See Note 13, “Financial Instruments and Fair Value Measurements” for further information.

Non-Recurring Fair Value Measurements
NON-RECURRING
FAIR VALUE MEASUREMENTS.
Certain assets are measured at fair value on a
non-recurring
basis. These assets may include financing receivables and long-lived assets reduced to fair value upon classification as held for sale and impaired equity method investments and long-lived assets, which, when written down to fair value upon an impairment, are not subsequently adjusted to fair value unless further impairment occurs. The following sections describe the valuation methodologies the Company uses to measure those assets not measured on a recurring fair value basis.
Equity Method Investments
Equity method investments are initially recorded at cost and are adjusted in each period for the Company’s share of the investee’s income or loss and dividends paid. In instances of impairment, equity method investments are written down to fair value using market observable data such as quoted prices when available. When market observable data is unavailable, investments are valued using either a discounted cash flow model, comparative market multiples, third-party pricing sources, or a combination of these approaches, as appropriate. These investments are generally valued using Level 3 inputs.

Equity Investments Without Readily Determinable Fair Value
Equity investments without readily determinable fair value are accounted for under the measurement alternative and adjusted to fair value for any observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In the instance of impairment, if any, equity investments are adjusted to fair value using market observable data if available. If market observable data is not available, fair values are estimated using discounted cash flow models, comparative market multiples, or a combination of these approaches using Level 3 inputs.
Financing Receivables
We generally use market data, including pricing on recently closed market transactions, to value financing receivables that are held for sale. Such financing receivables are valued using Level 2 inputs. When the data is unobservable, we use valuation methodologies based on current market interest rate data adjusted for inherent credit risk. Such financing receivables are valued using Level 3 inputs.
Long-Lived Assets
Fair values of long-lived assets are primarily developed internally and are corroborated by available external appraisal information, as applicable. These assets are generally valued using Level 3 inputs. See Note 15, “Restructuring and Other Activities” for impairments recognized related to long-lived assets.

Foreign Currency
FOREIGN CURRENCY.
We have determined that the functional currency for many of our international operations is the local currency, and for other international operations the functional currency is the U.S. dollar. The basis of this determination is the currency in which each of the international operations primarily generates and expends cash. When the functional currency is not the U.S. dollar, asset and liability accounts are translated at period-end
exchange rates. The Company translates functional currency income and expense amounts to their U.S. dollar equivalents using average exchange rates for the period. These translation gains and losses are recognized within Accumulated other comprehensive income (loss) – net (“AOCI”) in the Combined Statements of Financial Position.
Gains and losses from foreign currency transactions, such as those resulting from the settlement of monetary items in the non-functional
currency and those resulting from remeasurements of monetary items, are included in Cost of products, Cost of services, Selling, general, and administrative, and Research and development in the Combined Statements of Income, depending on the underlying nature of the item. Net gains (losses) from foreign currency transactions were $(88) million, $130 million, and $(47) million for the years ended December 31, 2022, 2021, and 2020, respectively.

Business Combinations
BUSINESS COMBINATIONS.
Our combined financial statements include the operations of acquired businesses from the date of acquisition. The Company accounts for acquired businesses using the acquisition method of accounting in accordance with U.S. GAAP, which requires that assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. When we acquire the remaining equity ownership of a company in which we hold an equity interest, we remeasure our equity interest to fair value. Any excess of the purchase price over the assigned values of the net assets acquired is recorded as Goodwill. Transaction costs are expensed as incurred. For those arrangements that involve potential future contingent consideration, on the date of acquisition we record a liability equal to the fair value of the estimated additional consideration we may be obligated to pay in the future.
See Note 13, “Financial Instruments and Fair Value Measurements” for further information.

Discontinued Operations
DISCONTINUED OPERATIONS.
Certain of our operations have been presented as discontinued. We present businesses whose disposal represents a strategic shift that has, or will have, a major effect on our operations and financial results as discontinued operations when the components meet the criteria for held for sale, are sold, or spun-off.
Presentation as discontinued operations is consistent for all periods presented.
See Note 18, “Discontinued Operations” for further information.

Reorganization Costs
RESTRUCTURING COSTS.
We record liabilities for costs associated with exit or disposal activities in the period in which the liability is incurred. Employee termination costs are accrued when the restructuring actions are probable and estimable. Costs for one-time
termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.
See Note 15, “Restructuring and Other Activities” for further information.

Research and Development
RESEARCH AND DEVELOPMENT.
The Company conducts R&D activities to create new products, develop new applications for existing products, and enhance existing products. This includes direct R&D expenses as well as expenses incurred for R&D services from GE or other third parties. Clinical study and certain research costs are recognized over the service periods specified in the contracts and adjusted as necessary based upon an ongoing review of the level of effort and costs actually incurred. R&D costs are expensed as incurred.

Accounting Changes
ACCOUNTING CHANGES.
Recent Accounting Pronouncements Reflected in These Combined Financial Statements
In November 2021, the FASB issued ASU
No. 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government
Assistance
. The ASU requires entities to disclose information about certain types of government assistance they receive, including cash grants and tax credits. The new guidance requires expanded disclosure regarding the qualitative and quantitative characteristics of the nature, amount, timing, and significant terms and conditions of transactions with a government arising from a grant or other forms of assistance accounted for under a contribution model. The Company adopted this guidance on January 1, 2022 using a prospective method, and the adoption did not have a material impact on the combined financial statements.
In July 2021, the FASB issued ASU
No. 2021-05,
Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments
. The ASU revises lessor lease classification guidance and requires accounting for certain leases with variable lease payments that do not depend on a reference index or rate as operating leases. Such classification is required if the lease would have been classified as a sales-type or direct financing lease in accordance with guidance in FASB ASC Topic 842 and the lessor would have otherwise recognized a day-one
loss. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted this guidance on January 1, 2022 using a prospective method, and the adoption did not have a material impact on our combined financial statements.
On January 1, 2021, we adopted ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. The ASU removes certain exceptions from the guidance in ASC 740 related to intra-period tax allocations, interim calculations, and the recognition of deferred tax liabilities for outside basis differences and clarifies and simplifies several other aspects of accounting for income taxes. Different transition methods apply to the various income tax simplifications. For the changes requiring a retrospective or modified retrospective transition, the adoption of the new standard did not have a material impact to our combined financial statements.

On October 1, 2020, we adopted ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial
Reporting
. The ASU provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. We applied the accounting relief as relevant contract and hedge accounting relationship modifications were made during the reference rate reform transition period. The adoption did not have a material impact to our combined financial statements.
Other Recent Accounting Pronouncements
In September 2022, the FASB issued ASU
No. 2022-04
, Liabilities – Supplier Finance Programs (Subtopic
405-50)
. The ASU requires companies to disclose information about supplier finance programs, including key terms of the program, outstanding confirmed amounts as of the end of the period, a rollforward of such amounts during each annual period, and a description of where the amounts are presented. The new standard does not affect the recognition, measurement, or financial statement presentation of supplier finance obligations. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods, except for rollforward information, which is effective for fiscal years beginning after December 15, 2023. We are currently evaluating the impact that this guidance will have on our combined financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from
Contracts with Customers
. The ASU requires companies to apply the definition of a performance obligation under ASC 606 to recognize and measure contract assets and contract liabilities relating to contracts with customers acquired in a business combination. Prior to the adoption of this ASU, an acquirer generally recognized assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. The ASU results in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC 606. The ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The adoption of this ASU is not expected to have a material impact on our combined financial statements; however, the impact in future periods will be dependent upon the contract assets acquired and contract liabilities assumed in any future business combinations.